Financial and other investments (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Disclosure of associates [line items]
Available-for-sale investments, non-current	£ 417	£ 605
Loans and receivables, non-current	482	495
Other non-current financial assets	899	1,100	[1]
Available-for-sale investments, current	2,304	7,432
Loans and receivables, current	390	1,309
Other current financial assets	2,694	8,741	[1]	£ 2,998
Other financial assets	3,593	9,841
Short term investments, restricted	69	14
Managed investments in equity and bonds, restricted	301	434
Managed investments in equity and bonds, US non-qualified plan	214	225
Quadgas HoldCo Limited
Disclosure of associates [line items]
Receivables due from associates	352	434
Investments in short-term money funds
Disclosure of associates [line items]
Other financial assets	1,999	6,899
Managed investments in equity and bonds
Disclosure of associates [line items]
Other financial assets	530	939
Cash surrender value of life insurance policies
Disclosure of associates [line items]
Other financial assets	198	202
Loans to joint ventures and associates
Disclosure of associates [line items]
Other financial assets	482	495
Restricted balances - collateral
Disclosure of associates [line items]
Other financial assets	335	1,262
Restricted balances - other
Disclosure of associates [line items]
Other financial assets	£ 49	£ 44

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).